RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Salaries, incentives and benefits	$ 18,225	$ 17,092
Audit, legal and consulting	3,205	3,444
Trustee/director fees including distributions, revaluations and expenses	(1,777)	3,898
RSU and PSU compensation expense including distributions and revaluations	1,835	8,749
Other public entity costs	2,615	1,961
Office rents including property taxes and common area maintenance costs	491	437
Capital tax	867	630
Information technology costs	2,213	1,825
Other	2,779	1,030
Total	30,453	39,066
Less: capitalized general and administrative expenses	(988)	(666)
General and administrative expenses	$ 29,465	$ 38,400